SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS’ EQUITY

a.	Equity raise:

Follow-on offerings

On February 19, 2021, the Company entered into a purchase agreement with certain institutional and other accredited investors for the issuance and sale of 10,921,502 ordinary shares, par value NIS 0.25 per share at $3.6625 per ordinary share and warrants to purchase up to an aggregate of 5,460,751 ordinary shares with an exercise price of $3.6 per share, exercisable from February 19, 2021, until August 26, 2026. Additionally, the Company issued warrants to purchase up to 655,290 ordinary shares, with an exercise price of $4.578125 per share, exercisable from February 19, 2021, until August 26, 2026, to the Company February 2021 private placement offering.

On September 27, 2021, the Company signed a purchase agreement with certain institutional investors for the issuance and sale of 15,403,014 ordinary shares, par value NIS 0.25 per share, pre-funded warrants to purchase up to an aggregate of 610,504 ordinary shares and ordinary warrants to purchase up to an aggregate of 8,006,759 ordinary shares at an exercise price of $2.00 per share. The Pre-Funded Warrants have an exercise price of $0.001 per Ordinary Share and are immediately exercisable and can be exercised at any time after their original issuance until such pre-funded warrants are exercised in full. Each ordinary shares was sold at an offering price of $2.035 and each pre-funded warrant was sold at an offering price of $2.034 (equal to the purchase price per ordinary share minus the exercise price of the pre-funded warrant). The ordinary warrants are exercisable at any time and from time to time, in whole or in part, following the date of issuance and ending five and one-half years from the date of issuance. All of the pre-funded warrants were exercised in full on September 27, 2021, and the offering closed on September 29, 2021. Additionally, the Company issued warrants to purchase up to 960,811 ordinary shares, with an exercise price of $2.5438 per share, exercisable from September 27, 2021, until September 27, 2026, to the Company September 2021 registered direct offering.

As of December 31, 2023, a total of 9,814,754 outstanding warrants with exercise prices ranging from $1.25 to $1.79 were exercised, for total gross proceeds of approximately $13.8 million. During the twelve months that ended December 31, 2023 no warrants were exercised.

b.	Share option plans:

On March 30, 2012, the Company’s board of directors adopted the ReWalk Robotics Ltd. 2012 Equity Incentive Plan.

On August 19, 2014, the Company’s board of directors adopted the ReWalk Robotics Ltd. 2014 Incentive Compensation Plan or the “Plan”. The Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, RSUs, cash-based awards, other stock-based awards and dividend equivalents to the Company’s and its affiliates’ respective employees, non-employee directors and consultants.

Starting in 2014, the Company grants to directors and employees also RSU under this Plan. An RSU award is an agreement to issue shares of the company’s ordinary shares at the time the award is vested.

As of December 31, 2023 and 2022, the Company had reserved 1,018,945 and 2,934,679 shares of ordinary shares, respectively, available for issuance to employees, directors, officers, and non-employees of the Company.

The options generally vest over four years, with certain options granted to non-employee directors vesting over one year.

Any option or RSUs that are forfeited or cancelled before expiration becomes available for future grants under the Plan.

A summary of employee and non-employee shares options activity during the fiscal year ended 2023 is as follows:

	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	43,994	$41.27	4.39	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(10,823)	52.78	-	-

Options outstanding at the end of the year	33,171	$37.51	4.39	$-

Options exercisable at the end of the year	33,171	$37.51	4.39	$-

There were no options granted during the fiscal year ended December 31, 2023, 2022 and 2021. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders, which hold options with positive intrinsic value, exercised their options on the last date of the exercise period. During the years ended December 31, 2023, 2022 and 2021, no options were exercised.

A summary of employee and non-employee RSUs activity during the fiscal year ended 2023 is as follows:

	Number of shares underlying outstanding RSUs	Weighted- average grant date fair value
Unvested RSUs at the beginning of the year	2,755,057	1.16
Granted	2,258,370	0.66
Vested	(1,109,200)	1.14
Forfeited	(131,813)	1.13

Unvested RSUs at the end of the year	3,772,414	0.87

The weighted average grant date fair values of RSUs granted during the fiscal year ended December 31, 2023, 2022 and 2021, were $0.66, $1.00 and $1.69, respectively.

Total fair value of shares vested during the year ended December 31, 2023, 2022 and 2021 were $1,268 thousand, $860 thousand, and $802 thousand, respectively. As of December 31, 2023, there were $2.7 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2014 Plan. This cost is expected to be recognized over a period of approximately 2.9 years.

The number of options and RSUs outstanding as of December 31, 2023 is set forth below, with options separated by range of exercise price:

Range of exercise price	Options and RSUs Outstanding as of December 31, 2023	Weighted average remaining contractual life (years) (1)	Options Exercisable as of December 31, 2023	Weighted average remaining contractual life (years) (1)
RSUs only	3,772,414	-	-	-
$5.37	12,425	5.24	12,425	5.24
$20.42- $33.75	12,943	4.35	12,943	4.35
$50-$52.5	6,230	3.46	6,230	3.46
$182.5-$524.25	1,573	1.65	1,573	1.65
	3,805,585	4.39	33,171	4.39

(1)	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.

c.	Equity compensation issued to consultants:

The Company granted 32,895 RSUs during the fiscal year ended December 31, 2023, to non-employee consultants. As of December 31, 2023, there are 21,929 outstanding RSUs held by non-employee consultants.

d.	Share-based compensation expense for employees and non-employees:

The Company recognized share-based compensation expense in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Cost of revenue	$9	$16	$10
Research and development, net	157	94	55
Sales and marketing	381	250	171
General and administrative	781	633	597

Total	$1,328	$993	$833

e.	Treasury shares:

On June 2, 2022, the Company’s Board of Directors approved a share repurchase program to repurchase up to $8.0 million of its Ordinary Shares, par value NIS 0.25 per share. On July 21, 2022, the Company received approval from an Israeli court for the share repurchase program. The program was scheduled to expire on the earlier of January 20, 2023, or reaching $8.0 million of repurchases. On December 22, 2022, the Company’s Board of Directors approved an extension of the repurchase program, with such extension to be in the aggregate amount of up to $5.8 million. The extension was approved by an Israeli court on February 9, 2023, and it expired on August 9, 2023.

As of December 31, 2023, pursuant to the Company’s share repurchase program, the Company had repurchased a total of 4,022,607 of its outstanding ordinary shares at a total cost of $3.5 million.

f.	Warrants to purchase ordinary shares:

The following table summarizes information about warrants outstanding and exercisable as of December 31, 2023:

Issuance date	Warrants outstanding	Exercise price per warrant	Warrants outstanding and exercisable	Contractual term
	(number)		(number)
December 31, 2015 (1)	4,771	$7.500	4,771	See footnote (1)
December 28, 2016 (2)	1,908	$7.500	1,908	See footnote (1)
February 25, 2019 (5)	45,600	$7.187	45,600	February 21, 2024
April 5, 2019 (6)	408,457	$5.140	408,457	October 7, 2024
April 5, 2019 (7)	49,015	$6.503	49,015	April 3, 2024
June 5, 2019, and June 6, 2019 (8)	1,464,665	$7.500	1,464,665	June 5, 2024
June 5, 2019 (9)	87,880	$9.375	87,880	June 5, 2024
June 12, 2019 (10)	416,667	$6.000	416,667	December 12, 2024
June 10, 2019 (11)	50,000	$7.500	50,000	June 10, 2024
February 10, 2020 (12)	28,400	$1.250	28,400	February 10, 2025
February 10, 2020 (13)	105,840	$1.563	105,840	February 10, 2025
July 6, 2020 (14)	448,698	$1.760	448,698	January 2, 2026
July 6, 2020 (15)	296,297	$2.278	296,297	January 2, 2026
December 8, 2020 (16)	586,760	$1.340	586,760	June 8, 2026
December 8, 2020 (17)	108,806	$1.792	108,806	June 8, 2026
February 26, 2021 (18)	5,460,751	$3.600	5,460,751	August 26, 2026
February 26, 2021 (19)	655,290	$4.578	655,290	August 26, 2026
September 29, 2021 (20)	8,006,759	$2.000	8,006,759	March 29, 2027
September 29, 2021 (21)	960,811	$2.544	960,811	September 27, 2026
	19,187,375		19,187,375

(1)
Represents warrants for ordinary shares issuable upon an exercise price of $7.500 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited (“Kreos”) in connection with a loan made by Kreos to the Company and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2023.

(2)	Represents common warrants that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.

(3)	Represents common warrants that were issued as part of the Company’s follow-on public offering in November 2018.

(4)	Represents common warrants that were issued to the underwriters as compensation for their role in the Company’s follow-on public offering in November 2018.

(5)	Represents warrants that were issued to the exclusive placement agent as compensation for its role in the Company’s follow-on public offering in February 2019.

(6)	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in April 2019.

(7)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s April 2019 registered direct offering.
(8)	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement on June 5, 2019, and June 6, 2019, respectively.

(9)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s June 2019 warrant exercise agreement and concurrent private placement of warrants.

(10)	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement in June 2019.

(11)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s June 2019 registered direct offering and concurrent private placement of warrants.

(12)
Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s best efforts offering of ordinary shares in February 2020. As of December 31, 2023, 3,740,100 warrants were exercised for total consideration of $4,675,125. During the twelve months that ended December 31, 2023, no warrants were exercised.

(13)
Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2020 best efforts offering. As of December 31, 2023, 230,160 warrants were exercised for total consideration of $359,625. During the twelve months that ended December 31, 2023, no warrants were exercised.

(14)
Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in July 2020. As of December 31, 2023, 2,020,441 warrants were exercised for total consideration of $3,555,976. During the twelve months that ended December 31, 2023, no warrants were exercised.

(15)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s July 2020 registered direct offering.

(16)
Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s private placement offering of ordinary shares in December 2020. As of December 31, 2023, 3,598,072 warrants were exercised for total consideration of $4,821,416. During the twelve months that ended December 31, 2023, no warrants were exercised.

(17)
Represents warrants that were issued to the placement agent as compensation for its role in the Company’s December 2020 private placement. As of December 31, 2023, 225,981 warrants were exercised for total consideration of $405,003. During the twelve months that ended December 31, 2023, no warrants were exercised.

(18)	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s private placement offering of ordinary shares in February 2021.

(19)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2021 private placement.

(20)	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in September 2021.

(21)	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s September 2021 registered direct offering.